Description Of Business, Recent Developments and Summary Of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Patents, trademarks and technology
INTANGIBLE ASSETS
Estimated useful life	5 years
Minimum | Other intangibles
INTANGIBLE ASSETS
Estimated useful life	5 years
Maximum | Patents, trademarks and technology
INTANGIBLE ASSETS
Estimated useful life	30 years
Maximum | Other intangibles
INTANGIBLE ASSETS
Estimated useful life	15 years